Transition to IFRS 9	12 Months Ended
Oct. 31, 2018
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Transition to IFRS 9

Note 28: Transition to IFRS 9

The following table shows the pre-transition IAS 39 and corresponding IFRS 9 classification and measurement categories, and reconciles the IAS 39 and IFRS 9 carrying amounts for loans, securities and other financial assets as at November 1, 2017 as a result of adopting IFRS 9. There were no changes to the measurement basis of other financial asset categories or any financial liabilities.

(Canadian $ in millions)	IAS 39 measurement category	IFRS 9 measurement category	IAS 39 carrying amount	Reclassification	Remeasurement	IFRS 9 carrying amount
Financial Assets
Securities
	Trading	Trading	99,069	(8,534)	–	90,535
		FVTPL	–	8,534	–	8,534
	Available-for-sale	na	54,075	(54,075)	–	–
		FVOCI	–	51,909	–	51,909
		FVTPL	–	2,081	–	2,081
		Amortized cost	–	85	–	85
	Held-to-maturity	Amortized cost	9,094	–	(2)	9,092
	Other	Other	960	(333)	–	627
		FVTPL	–	333	–	333
Total Securities			163,198	–	(2)	163,196

Loans
Residential mortgages	Amortized cost	Amortized cost	115,258	–	–	115,258
Consumer instalment and other	Amortized cost	Amortized cost	61,944	–	–	61,944
Credit cards	Amortized cost	Amortized cost	8,071	–	–	8,071
Business and government	Amortized cost	Amortized cost	175,067	(2,372)	–	172,695
		FVTPL	–	2,372	–	2,372
Total Loans			360,340	–	–	360,340
Allowance for credit losses			(1,833)	–	154	(1,679)
			358,507	–	154	358,661

Remaining financial assets (1)			127,706	–	(6)	127,700
Financial Liabilities
Allowance for credit losses on off-balance sheet exposures			163	–	76	239

Total pre-tax impact of IFRS 9 adoption			na	–	70	na

Total after-tax Accumulated Other Comprehensive Income			3,066	(55)	–	3,011
Total after-tax Retained Earnings (2)(3)			23,709	55	44	23,808
Total after-tax Shareholders’ Equity			44,354	–	44	44,398

(1)

Represents cash and cash equivalents, interest bearing deposits with banks, securities borrowed or purchased under resale agreements and other assets. Remeasurement represents the impact of the impairment provisions of IFRS 9 on these remaining financial assets.

(2)

Reclassification amount represents the after-tax impact ($105 million pre-tax) that resulted from the reclassification of equity securities from available-for-sale under IAS 39 to fair value through profit or loss under IFRS 9.

(3)	Remeasurement represents the after-tax impact ($70 million pre-tax) of the adoption of the impairment provisions of IFRS 9.

na – not applicable due to IFRS 9 adoption.

The securities balances by measurement category following the adoption of IFRS 9 as at November 1, 2017 were:

(Canadian $ in millions)	November 1, 2017
Trading	90,535
FVTPL	10,948
FVOCI	51,909
Amortized cost	9,177
Other	627
Total	163,196

The primary impact as a result of adopting the classification and measurement provisions of IFRS 9 relates to securities held by the bank.

On transition, our existing held-to-maturity securities continued to qualify for amortized cost treatment, as they are held with the intent to collect contractual cash flows and those cash flows represent solely payments of principal and interest.

Our available-for-sale portfolio was reclassified based on the result of the business model and contractual cash flow tests. All available-for-sale securities that represented equity instruments were reclassified as fair value through profit or loss. Available-for-sale securities that represented investments in debt instruments were generally classified as fair value through other comprehensive income. Certain available-for-sale debt securities were classified as fair value through profit or loss, as their contractual cash flows did not represent solely payments of principal and interest. Certain available-for-sale debt securities were classified as amortized cost, as they are held with the intent to collect contractual cash flows and those cash flows represent only payments of principal and interest. On transition, investments held in our merchant banking business are classified as fair value through profit or loss and no longer require designation under the fair value option.

Our lending portfolios continue to be recorded at amortized cost, with the exception of certain business and government loans, whose contractual cash flows did not represent only payments of principal and interest, and were classified as fair value through profit or loss.

The following table illustrates the impact of transition to IFRS 9 on the allowance for credit loss as of November 1, 2017.

(Canadian $ in millions)	IAS 39 collective allowance	IAS 39 specific allowance	IAS 39 allowance	Remeasurement	IFRS 9 allowance	IFRS 9 Stage 1	IFRS 9 Stage 2	IFRS 9 Stage 3
Loans
Residential mortgages	69	24	93	(20)	73	16	33	24
Consumer instalment and other	343	136	479	71	550	70	344	136
Credit cards	243	–	243	41	284	63	221	–
Business and government	785	233	1,018	(246)	772	205	334	233
Total allowance for credit losses	1,440	393	1,833	(154)	1,679	354	932	393
Allowance for credit losses on remaining financial assets (1)	–	–	–	8	8	7	1	–
Allowance for credit losses on off-balance sheet exposures	136	27	163	76	239	89	123	27
Total	1,576	420	1,996	(70)	1,926	450	1,056	420

(1)	Represents cash and cash equivalents, interest bearing deposits with banks, securities, securities borrowed or purchased under resale agreements and other assets.

Accounting Policies for Financial Instruments under IAS 39, Financial Instruments: Recognition and Measurement

The following accounting policies apply to comparative information for 2017 and 2016 in our consolidated financial statements as we did not restate prior periods on adoption of IFRS 9.

Classification and Measurement of Securities

Securities are divided into four types: trading securities designated at FVTPL, available-for-sale securities, held-to-maturity and other securities.

Trading securities are securities that we purchase for resale over a short period of time. We classify trading securities and securities designated under the fair value option at fair value through profit or loss.

We record the transaction costs, gains and losses realized on disposal and unrealized gains and losses due to changes in fair value in our Consolidated Statement of Income in trading revenues. Securities designated at FVTPL are financial instruments that are accounted for at fair value, with changes in fair value recorded in income provided they meet certain criteria.

Available-for-sale securities consist of debt and equity securities that may be sold in response to or in anticipation of changes in interest rates and resulting prepayment risk, changes in credit risk, changes in foreign currency risk, changes in funding sources or terms, or in order to meet liquidity needs.

Available-for-sale securities are initially recorded at fair value plus transaction costs. They are subsequently measured at fair value, with unrealized gains and losses recorded in unrealized gains (losses) on available-for-sale securities in our Consolidated Statement of Comprehensive Income until the security is sold. Gains and losses on disposal and impairment losses (recoveries) are recorded in our Consolidated Statement of Income in non-interest revenue, securities gains, other than trading. Interest income earned and dividends received on available-for-sale securities are recorded in our Consolidated Statement of Income in interest, dividend and fee income, securities.

Held-to-maturity securities are debt securities that we have the intention and ability to hold to maturity and that do not meet the definition of a loan. These securities are initially recorded at fair value plus transaction costs and subsequently measured at amortized cost using the effective interest method. Impairment losses are recorded in our Consolidated Statement of Income in securities gains (losses), other than trading. Interest income earned and amortization of premiums or discounts on these debt securities are recorded in our Consolidated Statement of Income in interest, dividend and fee income, securities.

Other securities are investments in companies where we exert significant influence over operating, investing and financing decisions (generally companies in which we own between 20% and 50% of the voting shares). We account for these other securities using the equity method of accounting. Other securities also include certain securities held by our merchant banking business.

Impairment of Securities

We review held-to-maturity, available-for-sale and other securities at each quarter-end reporting period to identify and evaluate investments that show indications of possible impairment.

For held-to-maturity, available-for-sale and other securities, impairment losses are recognized if there is objective evidence of impairment as a result of an event that reduces the estimated future cash flows from the security and the impact can be reliably estimated.

We do not record impairment write-downs on debt securities when impairment is due to changes in market interest rates if future contractual cash flows associated with the debt security are still expected to be recovered.

The impairment loss on available-for-sale securities is the difference between the security’s amortized cost and its current fair value, less any previously recognized impairment losses. If there is objective evidence of impairment, a write-down is transferred from our Consolidated Statement of Comprehensive Income, unrealized gains (losses) on available-for-sale securities, to our Consolidated Statement of Income in securities gains, other than trading.

The impairment loss on held-to-maturity securities is the difference between a security’s carrying amount and the present value of its estimated future cash flows discounted at the original effective interest rate. If there is objective evidence of impairment, a write-down is recorded in our Consolidated Statement of Income in securities gains, other than trading.

For available-for-sale debt securities, a previous impairment loss is reversed through net income if an event occurs after the impairment was recognized that can be objectively attributed to an increase in fair value, to a maximum of the original impairment charge. For available-for-sale equity securities, previous impairment losses are not reversed through net income, and any subsequent increases in fair value are recorded in other comprehensive income. Reversals of impairment losses on held-to-maturity securities are recorded to a maximum of the amortized cost of the investment before the original impairment charge.

Loans

Loans are initially measured at fair value plus directly attributable costs, and are subsequently measured at amortized cost using the effective interest method. The effective interest method allocates interest income over the expected term of the loan by applying the effective interest rate to the carrying amount of the loan. The effective interest rate is defined as the rate that exactly discounts future cash receipts through the expected term of the loan to the net carrying amount of the loan. Under the effective interest method, the amount recognized in interest, dividend and fee income, loans, varies over the term of the loan based on the principal outstanding.

Allowance for Credit Losses

The allowance for credit losses adjusts the value of loans to reflect their estimated realizable value. In assessing their estimated realizable value, we must rely on estimates and exercise judgment regarding matters for which the ultimate outcome is unknown. These include economic factors, developments affecting companies in particular industries, and specific issues with respect to single borrowers. Changes in circumstances may cause future assessments of credit risk to be materially different from current assessments, which could result in an increase or decrease in the allowance for credit losses.

The allowance is comprised of a specific allowance and a collective allowance.

Specific Allowance

These allowances are recorded for individually identified impaired loans to reduce their carrying value to the expected recoverable amount. We review our loans on an ongoing basis to assess whether any loans should be classified as impaired and whether an allowance or write-off should be recorded (excluding credit card loans, which are classified as impaired and written off when principal or interest payments are 180 days past due, as discussed under Impaired Loans). The review of individually significant problem loans is conducted at least quarterly by the account managers, each of whom assesses the ultimate collectability and estimated recoveries for a specific loan based on all events and conditions that are relevant to the loan. This assessment is then reviewed and approved by an independent credit officer.

Individually Significant Impaired Loans

To determine the amount we expect to recover from an individually significant impaired loan, we use the value of the estimated future cash flows discounted at the loan’s original effective interest rate. The determination of estimated future cash flows of a collateralized impaired loan reflects the expected realization of the underlying security, net of expected costs and any amounts legally required to be paid to the borrower. Security can vary by type of loan and may include cash, securities, real estate properties, accounts receivable, guarantees, inventory or other capital assets.

Individually Insignificant Impaired Loans

Residential mortgages, consumer instalment and other personal loans are individually insignificant and may be individually assessed or collectively assessed for losses at the time of impairment, taking into account historical loss experience.

Collective Allowance

We maintain a collective allowance in order to cover impairment in the existing portfolio for loans that have not yet been individually identified as impaired. Our approach to establishing and maintaining the collective allowance is based on the requirements of IAS 39, considering guidelines issued by OSFI.

The collective allowance methodology incorporates both quantitative and qualitative factors to determine an appropriate level for the collective allowance. For the purpose of calculating the collective allowance, we group loans on the basis of similarities in credit risk characteristics. The loss factors for groups of loans are determined based on a minimum of five years of historical data and a one-year loss emergence period, except for credit cards, where a seven-month loss emergence period is used. The loss factors are back-tested and calibrated on a regular basis to ensure that they continue to reflect our best estimate of losses that have been incurred but not yet identified, on an individual basis, within the pools of loans. Historical loss experience data is also reviewed in the determination of loss factors. Qualitative factors are based on current observable data, such as current macroeconomic and business conditions, portfolio-specific considerations and model risk factors.